Financing Receivables (Allowance For Credit Losses And Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	¥ 37,400	¥ 51,025
Provision	137	(989)
Charge off	(9,818)	(12,636)
Recovery	184
Allowance for credit losses, Balance	27,903	37,400
Allowance for credit losses, collectively evaluated for impairment	15,045	22,749
Allowance for credit losses, individually evaluated for impairment	12,858	14,651
Financing receivable, Balance	1,254,387	1,003,310
Financing receivable, collectively evaluated for impairment	1,235,905	981,363
Financing receivable, individually evaluated for impairment	18,482	21,947
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	7,473	7,593
Provision	2,900	3,568
Charge off	(3,558)	(3,688)
Recovery	14
Allowance for credit losses, Balance	6,829	7,473
Allowance for credit losses, collectively evaluated for impairment	6,275	6,439
Allowance for credit losses, individually evaluated for impairment	554	1,034
Financing receivable, Balance	574,375	336,980
Financing receivable, collectively evaluated for impairment	573,698	335,597
Financing receivable, individually evaluated for impairment	677	1,383
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	16,794	26,391
Provision	(2,967)	(5,924)
Charge off	(2,547)	(3,673)
Recovery	143
Allowance for credit losses, Balance	11,423	16,794
Allowance for credit losses, collectively evaluated for impairment	4,375	7,686
Allowance for credit losses, individually evaluated for impairment	7,048	9,108
Financing receivable, Balance	347,417	375,506
Financing receivable, collectively evaluated for impairment	338,046	363,345
Financing receivable, individually evaluated for impairment	9,371	12,161
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	8,372	12,091
Provision	(1,957)	(1,238)
Charge off	(285)	(2,481)
Recovery	24
Allowance for credit losses, Balance	6,154	8,372
Allowance for credit losses, collectively evaluated for impairment	1,002	3,935
Allowance for credit losses, individually evaluated for impairment	5,152	4,437
Financing receivable, Balance	92,624	65,564
Financing receivable, collectively evaluated for impairment	84,294	57,233
Financing receivable, individually evaluated for impairment	8,330	8,331
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,683	4,877
Provision	2,132	2,546
Charge off	(3,428)	(2,740)
Recovery	3
Allowance for credit losses, Balance	3,390	4,683
Allowance for credit losses, collectively evaluated for impairment	3,390	4,683
Financing receivable, Balance	239,529	223,821
Financing receivable, collectively evaluated for impairment	239,529	223,821
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	78	73
Provision	29	59
Charge off		(54)
Allowance for credit losses, Balance	107	78
Allowance for credit losses, collectively evaluated for impairment	3	6
Allowance for credit losses, individually evaluated for impairment	104	72
Financing receivable, Balance	442	1,439
Financing receivable, collectively evaluated for impairment	338	1,367
Financing receivable, individually evaluated for impairment	¥ 104	¥ 72